Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Business Acquisition Pro Forma Information

This information has been compiled from historical financial statements and is not necessarily indicative of the results that actually would have been achieved had the transaction already occurred or that may be achieved in the future.

(in thousands)	For the year ended December 31, 2016

Revenues	$25,391
Cost of revenues	(16,809)
Operating expenses	(11,240)
Other incomes (expenses)	(1,036)
Income tax expense	-
Net loss	$(3,694)

Net loss per common share	$(0.86)
Weighted average outstanding common shares – basic and diluted	4,299,315

Schedule of Adjusted Pro Forma Expenses

In addition, the pro forma results of operations were adjusted for the following expenses:

(in thousands)	For the year ended December 31, 2016

Record amortization expense of intangible assets acquired from Boxlight Group	$385

Mim Holdings [Member]
Schedule of Assets Acquired and Liabilities Assumed

Upon acquisition by the Company, these amounts were recorded on the historical cost basis of Mim Holdings.

Assets acquired:
Current assets	$6,677,842
Intangible assets	179,722
Goodwill	44,931
Total assets	6,902,495
Total liabilities	(3,477,495)

Net assets acquired	$3,425,000

Boxlight Group [Member]
Schedule of Assets Acquired and Liabilities Assumed

The following table shows the purchase price, estimated acquisition-date fair values of the assets acquired and liabilities assumed and calculation of goodwill for Boxlight Group utilizing the information at acquisition date.

Assets acquired:
Current assets	$5,737,836
Property and equipment	65,866
Intangible assets	7,000,000
Other assets	514,696
Goodwill	4,137,060
Total assets acquired	17,455,458
Total liabilities assumed	(9,212,161)

Net assets acquired	$8,243,297

Consideration paid:
Issuance of 270,000 shares of Series C preferred stock	$8,828,353
Preexisting net payable to Boxlight Group	(585,056)

Total	$8,243,297